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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9.30.06
                                               -------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               11.6.06
-------------------          ------------------               -------
   (Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           87
                                         -----------
Form 13F Information Table Value Total:    2,221,788
                                         -----------
                                         (thousands)

                         Cullen Capital Management, LLC
                                    FORM 13F
                               September 30, 2006

                                                          VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------
3M Company                     COM            88579Y101    76277 1024950 SH       SOLE             126200         898750
African Bank Investments       COM            S01035112       85   29900 SH       SOLE              29900
Alliance Bernstein Holding LP  COM            01881G106     5616   81400 SH       SOLE              81400
Allied Capital Corp.           COM            01903Q108     7060  233700 SH       SOLE             233700
Altria Group Inc               COM            02209S103     7391   96550 SH       SOLE              96550
Archer Daniels                 COM            039483102    35200  929250 SH       SOLE                            929250
Arrow Electronics              COM            042735100    15646  570402 SH       SOLE                            570402
Ascendas Real Estate Investmen COM            Y0205X103       54   40000 SH       SOLE              40000
BRE Properties                 COM            05564E106     3225   54000 SH       SOLE              54000
Bank of America                COM            060505104    70675 1319300 SH       SOLE             142450        1176850
Bellsouth Corp                 COM            079860102    75073 1756100 SH       SOLE             206900        1549200
Berjaya Sports Toto            COM            6331566         95   75000 SH       SOLE              75000
Borg Warner Inc.               COM            099724106    34396  601650 SH       SOLE                            601650
Bristol Meyers                 COM            110122108    10746  431200 SH       SOLE             431200
British American Tobacco Malay COM            6752349        131   11300 SH       SOLE              11300
Canadian National              COM            136375102    31336  747170 SH       SOLE                            747170
Canadian Pacific Ltd           COM            13645T100    15698  315600 SH       SOLE                            315600
Chevron Corp                   COM            166764100     7965  122800 SH       SOLE             122800
Chubb Corp                     COM            171232101    49279  948400 SH       SOLE                            948400
Citigroup, Inc.                COM            172967101    32803  660420 SH       SOLE              85420         575000
Commerical Intl Bank GDR       COM            201712205      110   14025 SH       SOLE              14025
Compass Bancshares             COM            20449H109     3336   58550 SH       SOLE              58550
ConocoPhilips                  COM            20825C104    26324  442200 SH       SOLE              39050         403150
D Carnegie & Co AB             COM            W20708116      301   14300 SH       SOLE              14300
Dow Chemical                   COM            260543103    10275  263600 SH       SOLE             263600
Enerplus Resourses Fund        COM            29274D604      209    4150 SH       SOLE               4150
Equigold NL                    COM            006319959       39   37400 SH       SOLE              37400
Equity Res. Properties         COM            29476L107     9203  181950 SH       SOLE             181950
General Electric               COM            369604103    36513 1034350 SH       SOLE                           1034350
General Mills                  COM            370334104    67909 1199800 SH       SOLE                           1199800
HJ Heinz CO                    COM            423074103     7480  178400 SH       SOLE             178400
Hartford Financial             COM            416515104    53807  620250 SH       SOLE                            620250
Health Care Properties Invt    COM            421915109     6446  207600 SH       SOLE             207600
Healthcare Realty Tr.          COM            421946104     3213   83650 SH       SOLE              83650
Hewlett Packard                COM            428236103    54022 1472400 SH       SOLE                           1472400
Home Depot                     COM            437076102    45228 1246970 SH       SOLE                           1246970
IOI Properties Berhad          COM            6502458        106   47700 SH       SOLE              47700
JP Morgan Chase                COM            46625H100    79679 1696750 SH       SOLE             218450        1478300
Kimberly Clark                 COM            494368103    75027 1147900 SH       SOLE             135500        1012400
Kraft Foods Inc.               COM            50075N104    70043 1964180 SH       SOLE             175550        1788630
Kuala Lumpur Kepong            COM            6497446        176   59500 SH       SOLE              59500
Merrill Lynch & Co.            COM            590188108    66672  852360 SH       SOLE                            852360
Metlife Inc.                   COM            59156R108    57675 1017550 SH       SOLE                           1017550
Morgan Stanley,Dean Witter,Dis COM            617446448    68269  936350 SH       SOLE                            936350
Nat. Bank of Canada            COM            633067103     3639   66250 SH       SOLE              66250
Nikko Cordial Corp             COM            J51656122      122   10500 SH       SOLE              10500
PPG Industries Inc.            COM            693506107     6349   94650 SH       SOLE              94650
Parkway Holdings               COM            V71793109      208  118000 SH       SOLE             118000
Petra Foods Ltd                COM            Y6804G102       21   21000 SH       SOLE              21000
Pfizer Inc.                    COM            717081103    78727 2776000 SH       SOLE             372600        2403400
Pinnacle West                  COM            723484101     5568  123600 SH       SOLE             123600
Raffles Medical Group          COM            Y7174H100      174  297000 SH       SOLE             297000
Raytheon Co.(New)              COM            755111507    77294 1618050 SH       SOLE             190850        1427200
Regions Financial Corp         COM            7591EP100    75642 2056050 SH       SOLE             252300        1803750
Rojana Indus Park - Foreign    COM            Y7323X147       89  267000 SH       SOLE             267000
Sanofi Aventis                 COM            80105N105    65974 1483570 SH       SOLE                           1483570
Sara Lee Corp                  COM            803111103      652   40550 SH       SOLE              40550
Schering Plough                COM            806605101     3313  150000 SH       SOLE             150000
Shenzhen Expressway            COM            Y7741B107       94  165000 SH       SOLE             165000
Singapore Telecom - Local      COM            Y79985175      177  114950 SH       SOLE             114950
Tat Hong Holdings Ltd          COM            Y8548U124      236  337000 SH       SOLE             337000


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

                         Cullen Capital Management, LLC
                                    FORM 13F
                               September 30, 2006

                                                          VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.               COM            872375100     3196  204200 SH       SOLE             204200
Telenor ASA LOCAL              COM            R21882106      221   17000 SH       SOLE              17000
UBS Securities                 COM            H89231338    50218  846700 SH       SOLE             103800         742900
Unicredito Italiano SpA        COM            T95132105      232   27950 SH       SOLE              27950
Verizon                        COM            92343V104    74795 2014400 SH       SOLE             241700        1772700
Wachovia Corp 2nd New          COM            929903102    57887 1037400 SH       SOLE              90900         946500
Weyerhaeuser & Co              COM            962166104    28894  469600 SH       SOLE              68600         401000
Ford Motor Cap Tr II           PFD            345395206     3312   98600 SH       SOLE              98600
Anglo American plc             ADR            03485P102    39535 1874590 SH       SOLE             353700        1520890
Australia & New Zealand Bkg AD ADR            052528304     4478   44800 SH       SOLE              44800
Barclays Bank ADR              ADR            06738E204     6184  121800 SH       SOLE             121800
Cemex S.A.B DE                 ADR            151290889    39374 1308970 SH       SOLE             208200        1100770
Companhia Energetica de Minas  ADR            204409601     4592  117000 SH       SOLE             117000
Diageo PLC ADR                 ADR            25243Q205    79622 1120800 SH       SOLE             153100         967700
GlaxoSmithkline - ADR          ADR            37733W105    69300 1301900 SH       SOLE             158300        1143600
HSBC Holdings                  ADR            404280406    10416  113800 SH       SOLE             113800
Icici Bank - ADR               ADR            45104G104    19383  631150 SH       SOLE               4800         626350
Kimberly Clark of Mex          ADR            494386204      609   30750 SH       SOLE              30750
Nestles SA ADR                 ADR            641069406    66148  754250 SH       SOLE               2200         752050
New Zealand Tele.              ADR            879278208     1556   69380 SH       SOLE              69380
Nokia Sponsored ADR            ADR            654902204    37384 1898650 SH       SOLE               7450        1891200
Petrochina Co. Ltd - ADR       ADR            71646E100     3413   31700 SH       SOLE              31700
Petroleo Brasileiro            ADR            71654V408     4338   51750 SH       SOLE              51750
Siemens AG - Germany           ADR            826197501      209    2400 SH       SOLE               2400
Taiwan Semiconductor Mfg Co    ADR            874039100       97   10107 SH       SOLE              10107
Unilever NV                    ADR            904784709    77303 3150100 SH       SOLE             361900        2788200
REPORT SUMMARY                 87 DATA RECORDS           2221788           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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